Regulatory Capital Requirements	12 Months Ended
Sep. 30, 2011
Customer and Brokered Deposit Accounts/Advances from Federal Home Loan Bank/Regulatory Capital Requirements [Abstract]
REGULATORY CAPITAL REQUIREMENTS

(15) REGULATORY CAPITAL REQUIREMENTS

The Bank is subject to various regulatory capital requirements as administered by Federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary, actions by the regulators that, if undertaken, could have a direct material effect on the Bank’s financial statements. Under the capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices. The Bank’s capital amounts and classification are also subject to qualitative judgments by regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum capital amounts and ratios (set forth in the table below). The Bank’s primary regulatory agency requires that the Bank maintain minimum ratios of tangible capital (as defined in the regulations) of 1.5%, core capital (as defined) of 4%, and total risk-based capital (as defined) of 8%. The Bank is also subject to prompt corrective action capital requirement regulations set forth by the FDIC. The FDIC requires the Bank to maintain a minimum of Tier 1, total and core capital (as defined) to risk-weighted assets (as defined), and of core capital (as defined) to adjusted tangible assets (as defined). Management believes that, as of September 30, 2011, the Bank meets all capital adequacy requirements, to which it is subject.

As of September 30, 2011 and 2010, the most recent guidelines from the OCC categorized the Bank as “well capitalized” under the regulatory framework for prompt corrective action. To be categorized as well capitalized, the Bank must maintain minimum total risk-based, Tier 1 risk-based, and Tier 1 leverage ratios as set forth in the table. Management does not believe that there are any conditions or events occurring since notification that would change the Bank’s category.

The following tables summarize the relationship between the Bank’s capital and regulatory requirements. Dollar amounts are expressed in thousands.

	September 30,
	2011	2010
GAAP capital (Bank only)	$153,502	170,419
Adjustment for regulatory capital:
Intangible assets	(2,471)	(2,571)
Disallowed servicing and deferred tax assets	—	(23)
Reverse the effect of SFAS No. 115	741	(424)

Tangible capital	151,772	167,401
Qualifying intangible assets	—	—

Tier 1 capital (core capital)	151,772	167,401
Qualifying valuation allowance	13,768	16,227

Risk-based capital	$165,540	183,628

	As of September 30, 2011
	Actual		Minimum Required For Capital Adequacy Purposes		To Be “Well Capitalized” Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total capital (to risk-weighted assets)	$165,540	15.3%	86,721	>8%	108,402	>10%
Core capital (to adjusted tangible assets)	151,772	12.3%	49,253	>4%	61,567	>5%
Tangible capital (to tangible assets)	151,772	12.3%	18,470	>1.5%	—	—
Tier 1 capital (to risk-weighted assets)	151,772	14.0%	—	—	65,041	>6%

	As of September 30, 2010
	Actual		Minimum Required For Capital Adequacy Purposes		To Be “Well Capitalized” Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total capital (to risk-weighted assets)	$183,628	14.2%	103,738	>8%	129,673	>10%
Core capital (to adjusted tangible assets)	167,401	11.9%	56,444	>4%	70,555	>5%
Tangible capital (to tangible assets)	167,401	11.9%	21,167	>1.5%	—	—
Tier 1 capital (to risk-weighted assets)	167,401	12.9%	—	—	77,804	>6%